Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments
Total recorded expenses	$ 609	$ 1,278	$ 2,032
Increase in other reserves	609	1,278	2,032
Game operating cost
Share-based payments
Total recorded expenses			57
Selling and marketing expenses
Share-based payments
Total recorded expenses		45	115
General and administrative expenses
Share-based payments
Total recorded expenses	609	1,233	1,860
Class B complex vesting
Share-based payments
Total recorded expenses	36	68	313
Employee stock option plan
Share-based payments
Total recorded expenses	$ 573	$ 1,210	$ 1,719